Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 23,720	$ 26,620	$ 28,166
Increase related to prior year tax positions	2,084	0	1,151
Decrease related to prior year tax positions	(2,915)	(3,050)	(2,483)
Increase related to current year tax positions	3,065	4,765	1,104
Settlements	(182)	(2,523)	(837)
Lapse of statute of limitations	(4,339)	(2,092)	(481)
Unrecognized tax benefits at end of year	$ 21,433	$ 23,720	$ 26,620